AUDITOR'S REMUNERATION (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AUDITOR'S REMUNERATION
In relation to statutory audit services	£ 251	£ 170	£ 100
Other audit assurance services	59	52	35
Total auditor's remuneration	£ 310	£ 222	£ 135